UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01570
Van Kampen Comstock Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12—12 of Regulation S—X is as follows:
Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.1%
Aerospace & Defense 0.8%
Honeywell International, Inc.	1,571,700	$71,150,859

Aluminum 0.8%
Alcoa, Inc.	4,935,700	70,284,368

Asset Management & Custody Banks 2.4%
Bank of New York Mellon Corp.	5,545,728	171,252,081
State Street Corp.	765,800	34,568,212

		205,820,293

Broadcasting & Cable TV 4.2%
Comcast Corp., Class A	19,334,110	363,867,950

Broadcasting — Diversified 2.6%
DIRECTV, Class A (a)	3,239,590	109,530,538
Time Warner Cable, Inc.	2,184,740	116,468,489

		225,999,027

Communications Equipment 1.1%
Cisco Systems, Inc. (a)	3,713,500	96,662,405

Computer Hardware 2.0%
Dell, Inc. (a)	5,409,618	81,198,366
Hewlett-Packard Co.	1,790,100	95,143,815

		176,342,181

Data Processing & Outsourced Services 0.3%
Western Union Co.	1,410,500	23,922,080

Department Stores 1.3%
J.C. Penney Co., Inc.	2,185,200	70,297,884
Macy’s, Inc.	1,961,456	42,700,897

		112,998,781

Diversified Banks 1.9%
U.S. Bancorp	2,315,400	59,922,552

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	3,423,500	$106,539,320

		166,461,872

Diversified Chemicals 0.7%
Du Pont (E.I.) de Nemours & Co.	1,609,966	59,955,134

Drug Retail 1.2%
CVS Caremark Corp.	2,818,600	103,048,016

Electrical Components & Equipment 0.6%
Emerson Electric Co.	1,105,600	55,655,904

Electronic Equipment Manufacturers 0.3%
Cognex Corp.	1,223,187	22,616,728

Electronic Manufacturing Services 0.3%
Flextronics International Ltd. (Singapore) (a)	2,928,717	22,961,141

General Merchandise Stores 0.4%
Target Corp.	650,100	34,195,260

Health Care Distributors 1.7%
Cardinal Health, Inc.	4,042,700	145,658,481

Health Care Equipment 0.4%
Boston Scientific Corp. (a)	4,382,100	31,638,762

Home Improvement Retail 2.0%
Home Depot, Inc.	2,836,800	91,770,480
Lowe’s Cos., Inc.	3,227,800	78,241,872

		170,012,352

Household Products 0.4%
Procter & Gamble Co.	578,800	36,620,676

Hypermarkets & Super Centers 2.3%
Wal-Mart Stores, Inc.	3,518,900	195,650,840

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates 1.3%
General Electric Co.	6,420,200	$116,847,640

Industrial Machinery 0.9%
Ingersoll-Rand PLC (Ireland)	2,311,600	80,605,492

Integrated Oil & Gas 5.6%
BP PLC — ADR (United Kingdom)	1,137,000	64,888,590
Chevron Corp.	1,964,400	148,960,452
ConocoPhillips	2,296,000	117,486,320
Royal Dutch Shell PLC — ADR (United Kingdom)	1,483,800	85,852,668
Total SA — ADR (France)	1,173,900	68,109,678

		485,297,708

Integrated Telecommunication Services 3.6%
AT&T, Inc.	4,969,150	128,402,836
Verizon Communications, Inc.	5,910,400	183,340,608

		311,743,444

Internet Software & Services 4.3%
eBay, Inc. (a)	9,334,700	251,570,165
Yahoo!, Inc. (a)	7,089,600	117,191,088

		368,761,253

Investment Banking & Brokerage 0.9%
Goldman Sachs Group, Inc.	448,600	76,544,618

IT Consulting & Other Services 0.5%
Accenture PLC, Class A (Ireland)	1,092,700	45,838,765

Life & Health Insurance 2.9%
Aflac, Inc.	797,500	43,296,275
MetLife, Inc.	2,699,200	116,983,328
Primerica, Inc. (a) (b)	47,450	711,750
Torchmark Corp.	1,714,547	91,745,410

		252,736,763

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 1.5%
UnitedHealth Group, Inc.	2,012,900	$65,761,443
WellPoint, Inc. (a)	979,400	63,053,772

		128,815,215

Movies & Entertainment 7.9%
News Corp., Class B	8,413,000	143,105,130
Time Warner, Inc.	4,949,000	154,755,230
Viacom, Inc., Class B (a)	11,130,150	382,654,557

		680,514,917

Multi-Utilities 0.3%
Sempra Energy	511,200	25,508,880

Oil & Gas Equipment & Services 1.7%
Halliburton Co.	4,872,100	146,796,373

Other Diversified Financial Services 6.5%
Bank of America Corp.	12,547,465	223,972,250
Citigroup, Inc. (a)	20,164,400	81,665,820
JPMorgan Chase & Co.	5,831,300	260,950,675

		566,588,745

Packaged Foods & Meats 4.2%
Kraft Foods, Inc., Class A	7,032,043	212,648,980
Unilever N.V. (Netherlands)	4,996,600	150,697,456

		363,346,436

Paper Products 2.5%
International Paper Co.	8,823,860	217,155,195

Pharmaceuticals 9.7%
Abbott Laboratories	1,096,400	57,758,352
Bristol-Myers Squibb Co.	8,269,449	220,794,288
Eli Lilly & Co.	2,476,700	89,706,074
GlaxoSmithKline PLC — ADR (United Kingdom)	1,023,200	39,413,664
Merck & Co., Inc.	4,369,482	163,200,153
Pfizer, Inc.	12,126,345	207,966,817

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Roche Holdings AG — ADR (Switzerland)	1,461,516	$59,360,349

		838,199,697

Property & Casualty Insurance 8.4%
Berkshire Hathaway, Inc., Class A (a)	685	83,433,000
Berkshire Hathaway, Inc., Class B (a)	53,500	4,347,945
Chubb Corp.	8,112,440	420,630,014
Travelers Cos., Inc.	3,996,600	215,576,604

		723,987,563

Regional Banks 1.2%
PNC Financial Services Group, Inc.	1,770,200	105,680,940

Semiconductor Equipment 0.6%
KLA-Tencor Corp.	1,586,100	49,042,212

Semiconductors 1.4%
Intel Corp.	5,530,092	123,099,848

Soft Drinks 1.5%
Coca-Cola Co.	1,881,300	103,471,500
PepsiCo, Inc.	409,900	27,118,984

		130,590,484

Systems Software 0.4%
Microsoft Corp.	1,080,100	31,614,527

Tobacco 1.8%
Altria Group, Inc.	3,322,400	68,175,648
Philip Morris International, Inc.	1,716,000	89,506,560

		157,682,208

Wireless Telecommunication Services 0.8%
Vodafone Group PLC — ADR (United Kingdom)	2,928,200	68,197,778

Total Long-Term Investments 98.1% (Cost $8,409,763,413)		8,486,719,811

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 1.9%
Banc of America Securities ($28,724,344 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $28,724,352)	$28,724,344
JPMorgan Chase & Co. ($137,656,599 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $137,656,638)	137,656,599
State Street Bank & Trust Co. ($6,057 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $6,057)	6,057

Total Repurchase Agreements 1.9% (Cost $166,387,000)	166,387,000

Total Investments 100.0% (Cost $8,576,150,413)	8,653,106,811

Other Assets in Excess of Liabilities 0.0%	4,168,634

Net Assets 100.0%	$8,657,275,445

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Secutity purchase on a when-issued or delayed delivery basis.
ADR — American Depositary Receipt

Van Kampen Comstock Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments.

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$71,150,859	$—	$—	$71,150,859
Aluminum	70,284,368	—	—	70,284,368
Asset Management & Custody Banks	205,820,293	—	—	205,820,293
Broadcasting & Cable TV	363,867,950	—	—	363,867,950
Broadcasting — Diversified	225,999,027	—	—	225,999,027
Communications Equipment	96,662,405	—	—	96,662,405
Computer Hardware	176,342,181	—	—	176,342,181
Data Processing & Outsourced Services	23,922,080	—	—	23,922,080
Department Stores	112,998,781	—	—	112,998,781
Diversified Banks	166,461,872	—	—	166,461,872
Diversified Chemicals	59,955,134	—	—	59,955,134
Drug Retail	103,048,016	—	—	103,048,016
Electrical Components & Equipment	55,655,904	—	—	55,655,904
Electronic Equipment Manufacturers	22,616,728	—	—	22,616,728
Electronic Manufacturing Services	22,961,141	—	—	22,961,141
General Merchandise Stores	34,195,260	—	—	34,195,260
Health Care Distributors	145,658,481	—	—	145,658,481
Health Care Equipment	31,638,762	—	—	31,638,762
Home Improvement Retail	170,012,352	—	—	170,012,352
Household Products	36,620,676	—	—	36,620,676
Hypermarkets & Super Centers	195,650,840	—	—	195,650,840
Industrial Conglomerates	116,847,640	—	—	116,847,640
Industrial Machinery	80,605,492	—	—	80,605,492
Integrated Oil & Gas	485,297,708	—	—	485,297,708
Integrated Telecommunication Services	311,743,444	—	—	311,743,444
Internet Software & Services	368,761,253	—	—	368,761,253
Investment Banking & Brokerage	76,544,618	—	—	76,544,618
IT Consulting & Other Services	45,838,765	—	—	45,838,765
Life & Health Insurance	252,736,763	—	—	252,736,763
Managed Health Care	128,815,215	—	—	128,815,215
Movies & Entertainment	680,514,917	—	—	680,514,917
Multi-Utilities	25,508,880	—	—	25,508,880
Oil & Gas Equipment & Services	146,796,373	—	—	146,796,373
Other Diversified Financial Services	566,588,745	—	—	566,588,745
Packaged Foods & Meats	363,346,436	—	—	363,346,436
Paper Products	217,155,195	—	—	217,155,195
Pharmaceuticals	778,839,348	59,360,349	—	838,199,697
Property & Casualty Insurance	723,987,563	—	—	723,987,563
Regional Banks	105,680,940	—	—	105,680,940
Semiconductor Equipment	49,042,212	—	—	49,042,212
Semiconductors	123,099,848	—	—	123,099,848
Soft Drinks	130,590,484	—	—	130,590,484
Systems Software	31,614,527	—	—	31,614,527
Tobacco	157,682,208	—	—	157,682,208
Wireless Telecommunication Services	68,197,778	—	—	68,197,778
Repurchase Agreements	—	166,387,000	—	166,387,000

Total Investments in an Asset Position	$8,427,359,462	$225,747,349	$—	$8,653,106,811

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Comstock Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010